Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Assets:
Cash and deposits with financial institutions		$ 63,893	$ 81,386	$ 65,895
Trading assets		114,695	116,346	113,154
Securities purchased under resale agreements and securities borrowed		184,684	178,690	175,313
Derivative financial instruments		44,725	44,820	55,699
Customers' liability under acceptances		21,901	21,872	19,494
Liabilities:
Deposits	[1]	945,538	949,887	916,181
Financial instruments designated at fair value through profit or loss		26,935	26,583	22,421
Acceptances		21,951	21,912	19,525
Obligations related to securities sold short		41,310	43,439	40,449
Derivative financial instruments		50,562	52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,631	132,206	139,025
Subordinated debentures		8,784	8,713	8,469
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		63,893	81,386	65,895
Trading assets		114,695	116,346	113,154
Securities purchased under resale agreements and securities borrowed		184,684	178,690	175,313
Derivative financial instruments		44,725	44,820	55,699
Investment securities - amortized cost		28,277	24,195	23,610
Loans		764,068	755,157	744,987
Customers' liability under acceptances		21,901	21,872	19,494
Other financial assets		24,918	25,049	27,394
Liabilities:
Deposits		945,538	949,887	916,181
Financial instruments designated at fair value through profit or loss		26,935	26,583	22,421
Acceptances		21,951	21,912	19,525
Obligations related to securities sold short		41,310	43,439	40,449
Derivative financial instruments		50,562	52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,631	132,206	139,025
Subordinated debentures		8,784	8,713	8,469
Other financial liabilities		51,486	48,697	46,682
At fair value [member]
Assets:
Cash and deposits with financial institutions		63,893	81,386	65,895
Trading assets		114,695	116,346	113,154
Securities purchased under resale agreements and securities borrowed		184,684	178,690	175,313
Derivative financial instruments		44,725	44,820	55,699
Investment securities - amortized cost		27,270	23,206	22,443
Loans		749,544	739,659	729,149
Customers' liability under acceptances		21,901	21,872	19,494
Other financial assets		24,918	25,049	27,394
Liabilities:
Deposits		936,437	940,543	904,033
Financial instruments designated at fair value through profit or loss		26,935	26,583	22,421
Acceptances		21,951	21,912	19,525
Obligations related to securities sold short		41,310	43,439	40,449
Derivative financial instruments		50,562	52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,631	132,206	139,025
Subordinated debentures		8,574	8,524	8,038
Other financial liabilities		50,182	47,862	45,723
FVOCI And FVTPL [Member]
Assets:
Investment securities – FVOCI and FVTPL		$ 88,318	$ 86,809	$ 86,398

[1]	Deposits denominated in U.S. dollars amount to $326,922 (January 31, 2023 – $335,247; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,593 (January 31, 2023 – $21,103; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $34,709 (January 31, 2023 – $31,034; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,466 (January 31, 2023 – $115,591; October 31, 2022 – $106,817).